Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP Third Federal 401(k) Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 220,993	$ 210,593
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 220,993	$ 210,593